INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Government grants, rollforward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
At the beginning of the year	$ 155,919	$ 33,227	$ 118,545	$ 152,792
Adjustment of net book amount for application of IAS 29		(27,794)
Received during the year	64,106	31,785	103,382	144,902
Currency conversion differences	(69,539)	(10,638)	(137,114)
Released to the statement of profit or loss	(31,941)	(16,372)	(51,586)	(141,775)
At the end of year	$ 118,545	$ 10,208	$ 33,227	$ 155,919